Expense Example, No Redemption	Class C (Oppenheimer Senior Floating Rate Fund) 8/30/2013 - 8/30/2013 USD ($)
Expense Example, No Redemption:
1 Year	193
3 Years	598
5 Years	1,030
10 Years	2,231